INCOME TAXES (Details 2)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Income Tax Disclosure [Abstract]
Expected federal tax	34.00%	34.00%
State tax (net of federal benefit)	(0.02%)	(0.04%)
Contingent consideration	(3.15%)	0.94%
Fair value of embedded conversion feature in excess of allocated debt proceeds	(5.01%)	0.00%
Restricted stock	(7.34%)	0.00%
Release of valuation allowance	0.00%	18.10%
Other	0.86%	0.57%
Valuation allowance	(19.36%)	(35.49%)
Total	(0.02%)	18.08%